Stock-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2026
Stock-Based Compensation
Schedule of RSU activity

		Weighted – Average
	Number of RSUs	Fair Value
Unvested at January 1, 2026	—	$—
Granted	16,552	5.25
Vested	—	—
Forfeited	—	—
Unvested at March 31, 2026	16,552	$5.25